BANK LOANS (Details - Bank loans) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Carrying amount		$ 3,854	$ 322
Secured Fixed Rate Bank Loan [Member]
Debt Instrument [Line Items]
Currency		SGD	SGD
Period		2026	2026
Effective interest rate		4.50%	4.50%
Carrying amount		$ 88	$ 111
Secured Fixed Rate Bank Loan 1 [Member]
Debt Instrument [Line Items]
Currency		SGD	SGD
Period		2027	2027
Effective interest rate		4.50%	4.50%
Carrying amount		$ 53	$ 66
Secured Fixed Rate Bank Loan 2 [Member]
Debt Instrument [Line Items]
Currency		SGD	SGD
Period		2026	2026
Effective interest rate		4.50%	4.50%
Carrying amount		$ 83	$ 145
Secured Floating Rate Short Term Borrowings [Member]
Debt Instrument [Line Items]
Currency	[1]	USD
Period	[1]	2025
Effective interest rate	[1]	6.50%
Carrying amount	[1]	$ 3,630

[1]

Trade financing facilities from a bank were granted to the Company, which was disclosed in note 15. As of Jun 30, 2025, USD3,630,310 of the trade financing facilities have been utilized. The trade facilities were paid to the suppliers by the bank directly at the Company’s instruction and the Company reports operating cash outflows and financing cash inflows on the consolidated statements of cash flows to depict the substance of these transactions.

The facilities are secured by a corporate guarantee executed by the Company, a fixed charge over the Company’s Sales Collection Account, a first deed of debenture over all goods and receivables financed by the bank, and an assignment and charge over contracts and proceeds financed under the facility.